Other Current Assets	12 Months Ended
Dec. 31, 2019
Other Current Assets [Abstract]
OTHER CURRENT ASSETS
5.	OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31, 2019	December 31, 2018
Deferred offering costs (i)	$461,710	$-
Prepaid advertising expense	426,901	738,331
Deferred contract costs (ii)	189,572	45,661
Office rental deposit	71,752	32,114
Interest receivable	72,671	-
Prepaid rental fees	15,598	32,514
Prepaid consulting service fees	3,160	29,380
Others	16,676	45,318
	$1,258,040	$923,318

(i)	As of December 31, 2019, the balance of deferred offering costs represented the expenses directly related to the initial public offerings, which was deducted against additional paid-in capital upon initial public offering in February 2020.
(ii)	As of December 31, 2019 and 2018, the balances of deferred contract costs represented the travel and media expenses which were directly related to certain contracts with customers. The costs and expenses were incurred so as the Company would fulfil its performance obligation committed to its customers and were expected to be recovered.